SHARE-BASED COMPENSATION - Summary of Assumptions Used to Value the Share Options Granted to Employees (Details) - USD ($)	Dec. 23, 2024	Aug. 01, 2022	Jun. 16, 2022	May 01, 2021	Oct. 15, 2020	Feb. 15, 2019	May 25, 2018
SHARE-BASED COMPENSATION
Risk-free interest rate	4.53%		3.20%	0.74%	0.74%	2.66%	2.93%
Volatility	50.00%		47.80%	38.00%	37.60%	38.70%	38.70%
Expected exercise multiple	2.8		2.8	2.3	2.3	2.3	2.8
Dividend yield	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Expected life	10 years		10 years	10 years	10 years	10 years	10 years
Exercise price	$ 0.2951		$ 0.7951	$ 1.2951	$ 1.7951	$ 1.7951	$ 1.7951
Fair value of ordinary shares	$ 2.43		$ 1.57	$ 3.36	$ 2.83	$ 3.96	$ 5.92
Share-based compensation award, Tranche five one
SHARE-BASED COMPENSATION
Risk-free interest rate		2.59%
Volatility		48.10%
Expected exercise multiple		2.8
Dividend yield		0.00%
Expected life		10 years
Exercise price		$ 0.7951
Fair value of ordinary shares		$ 1.28
Share-based compensation award, Tranche five two
SHARE-BASED COMPENSATION
Risk-free interest rate		2.59%
Volatility		48.10%
Expected exercise multiple		2.2
Dividend yield		0.00%
Expected life		10 years
Exercise price		$ 0.7951
Fair value of ordinary shares		$ 1.28